17. Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements

Balance Sheets

December 31, 2019 and 2018

(Dollars in thousands)

Assets	2019	2018

Cash	$1,187	689
Interest-bearing time deposit	1,000	1,000
Investment in subsidiaries	146,230	141,181
Investment in PEBK Capital Trust II	619	619
Investment securities available for sale	250	250
Other assets	476	533

Total assets	$149,762	144,272

Liabilities and Shareholders' Equity

Junior subordinated debentures	$15,619	20,619
Liabilities	23	36
Shareholders' equity	134,120	123,617

Total liabilities and shareholders' equity	$149,762	144,272

Statements of Earnings

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

Revenues:	2019	2018	2017

Interest and dividend income	$12,850	4,544	1,839

Total revenues	12,850	4,544	1,839

Expenses:

Interest	844	790	590
Other operating expenses	629	678	725

Total expenses	1,473	1,468	1,315

Income before income tax benefit and equity in
undistributed earnings of subsidiaries	11,377	3,076	524

Income tax benefit	299	299	434

Income before equity in undistributed
earnings of subsidiaries	11,676	3,375	958

Equity in undistributed earnings of subsidiaries	2,391	10,007	9,310

Net earnings	$14,067	13,382	10,268

Statements of Cash Flows

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

	2019	2018	2017
Cash flows from operating activities:

Net earnings	$14,067	13,382	10,268
Adjustments to reconcile net earnings to net
cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(2,391)	(10,007)	(9,310)
Change in:
Other assets	57	13	(272)
Other liabilities	(13)	6	5

Net cash provided by operating activities	11,720	3,394	691

Cash flows from investing activities:

Proceeds from calls and maturities of investment securities
available for sale	—	—	500

Net cash provided by investing activities	—	—	500

Cash flows from financing activities:

Repayment of junior subordinated debentures	(5,000)	—	—
Cash dividends paid on common stock	(3,939)	(3,133)	(2,629)
Cash in lieu stock dividend	—	—	(6)
Stock repurchase	(2,490)	—	—
Proceeds from exercise of restricted stock units	207	—	915

Net cash used by financing activities	(11,222)	(3,133)	(1,720)

Net change in cash	498	261	(529)

Cash at beginning of year	689	428	957

Cash at end of year	$1,187	689	428

Noncash investing and financing activities:	—
Change in unrealized gain on investment securities
available for sale, net	$2,658	(2,607)	(1)